Consolidated Statements Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income (loss)	$ (1,052,059)	$ (608,954)	$ 296,467
Other comprehensive income (loss):
Foreign currency exchange translation adjustments, net of nil tax	3,228	80,683	42,500
Fair value changes in available-for-sale equity security, net of tax effect	(3,368)	6,653	0
Comprehensive income (loss)	(1,052,199)	(521,618)	338,967
Less: comprehensive income (loss) attributable to non-controlling interests	(39,420)	368	6,615
Less: comprehensive income (loss) attributable to redeemable non-controlling interests	(41,635)	14,388	0
Comprehensive income (loss) attributable to LDK Solar Co., Ltd. shareholders	$ (971,144)	$ (536,374)	$ 332,352